Other Long-Term Assets	12 Months Ended
Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Other Long-Term Assets	17. OTHER LONG-TERM ASSETS

Other assets consist of:

	December 31, 2023	December 31, 2022
Escrow funds	$9.9	$—
Long-term prepaids	9.0	—
Other	6.2	5.8
	$25.1	$5.8